INVESTMENTS - RESTRICTED (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
INVESTMENTS - RESTRICTED
Percentage of unearned premium and insurance claim and policy reserves required to be maintained as cash and cash equivalents and/or investments in custodial accounts	102.00%
Amount required to be maintained with qualified financial institution, as per the agreement with Assurant	$ 0
U.S. government bonds
Total Investments
Book value of government bonds transferred from restricted to non-restricted investments upon receiving an authorization pursuant to applicable insurance regulations	1,000,000	1,900,000
Restricted investments
INVESTMENTS - RESTRICTED
Percentage of unearned premium and insurance claim and policy reserves required to be maintained as cash and cash equivalents and/or investments in custodial accounts	102.00%
Amount required to be maintained with qualified financial institution, as per the agreement with Assurant	0
Total Investments
Book Value	0	983,144
Gross Unrealized Gains	0	40,990
Fair Value	0	1,024,134
Restricted investments | U.S. government bonds
Available-for-sale investments
Book Value	0	983,144
Gross Unrealized Gains	0	40,990
Fair Value	$ 0	$ 1,024,134